Note 16 - Earnings (Loss) Per Share - Basic and Diluted Earnings (Loss) Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net loss (in thousands)	$ (2,986)	$ (21,095)	$ (15,057)
Weighted average shares outstanding (in thousands) – basic (in shares)	1,282,141	1,301,465	1,362,465
Effect of dilutive securities:
Weighted average shares outstanding (in thousands) – diluted (in shares)	1,282,141	1,301,465	1,362,465
Loss per share – basic and diluted (in dollars per share)		$ (0.02)	$ (0.01)